Schedule of Estimated Using Black-Scholes Valuation Model for Fair Value of Stock Options (Details) - $ / shares	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Risk free interest rate	0.31%
Dividend yield	0.00%
Volatility	100.00%
Weighted average life	3 years
CAD [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price	$ 0.35
Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Risk free interest rate	1.54%	1.54%
Dividend yield	0.00%	0.00%
Volatility	100.00%	100.00%
Stock price		$ 0.50
Weighted average life	5 years	5 years
Range One [Member] | CAD [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price	$ 0.50
Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Risk free interest rate	0.44%	0.44%
Dividend yield	0.00%	0.00%
Volatility	100.00%	100.00%
Stock price		$ 0.50
Weighted average life	5 years	5 years
Range Two [Member] | CAD [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price			$ 0.50
Range Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Risk free interest rate	0.25%	0.25%
Dividend yield	0.00%	0.00%
Volatility	100.00%	100.00%
Stock price		$ 0.58
Weighted average life	3 years	3 years
Range Three [Member] | CAD [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price	$ 0.58
Range Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Risk free interest rate	0.26%	0.64%
Dividend yield	0.00%	0.00%
Volatility	100.00%	100.00%
Stock price		$ 0.34
Weighted average life	2 years 2 months 12 days	5 years
Range Four [Member] | CAD [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price	$ 0.49